Employee Benefit Plans (Estimated Fair Value on a Recurring Basis) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 8,751	$ 9,003	$ 8,024
Pension Benefits | Fixed Maturity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,216	6,157
Pension Benefits | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,057	2,784
Pension Benefits | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,487	1,828
Pension Benefits | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	781	825
Pension Benefits | Federal agencies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	228	254
Pension Benefits | Municipals securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	302	270
Pension Benefits | Other (1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	361	196
Pension Benefits | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,214	1,402
Pension Benefits | Common stock - domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	775	951
Pension Benefits | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	439	451
Pension Benefits | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	839	803
Pension Benefits | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	319	465
Pension Benefits | Money market securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	58	85
Pension Benefits | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	105	91
Pension Benefits | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,200	3,213
Pension Benefits | Level 1 | Fixed Maturity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	994	1,605
Pension Benefits | Level 1 | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits | Level 1 | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	994	1,605
Pension Benefits | Level 1 | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits | Level 1 | Federal agencies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits | Level 1 | Municipals securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits | Level 1 | Other (1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits | Level 1 | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,129	1,345
Pension Benefits | Level 1 | Common stock - domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	751	951
Pension Benefits | Level 1 | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	378	394
Pension Benefits | Level 1 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	32	34
Pension Benefits | Level 1 | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	189
Pension Benefits | Level 1 | Money market securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9	29
Pension Benefits | Level 1 | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	26	11
Pension Benefits | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,650	4,867
Pension Benefits | Level 2 | Fixed Maturity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,120	4,447
Pension Benefits | Level 2 | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,979	2,704
Pension Benefits | Level 2 | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	493	223
Pension Benefits | Level 2 | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	764	808
Pension Benefits | Level 2 | Federal agencies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	228	254
Pension Benefits | Level 2 | Municipals securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	302	270
Pension Benefits | Level 2 | Other (1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	354	188
Pension Benefits | Level 2 | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	85	57
Pension Benefits | Level 2 | Common stock - domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24	0
Pension Benefits | Level 2 | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	61	57
Pension Benefits | Level 2 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	84	24
Pension Benefits | Level 2 | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	309	276
Pension Benefits | Level 2 | Money market securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	49	56
Pension Benefits | Level 2 | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	7
Pension Benefits | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	901	923
Pension Benefits | Level 3 | Fixed Maturity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	102	105
Pension Benefits | Level 3 | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	78	80	59
Pension Benefits | Level 3 | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits | Level 3 | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17	17	11
Pension Benefits | Level 3 | Federal agencies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits | Level 3 | Municipals securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits | Level 3 | Other (1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7	8	19
Pension Benefits | Level 3 | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits | Level 3 | Common stock - domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0	148
Pension Benefits | Level 3 | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits | Level 3 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	723	745	602
Pension Benefits | Level 3 | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits | Level 3 | Money market securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits | Level 3 | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	76	73	37
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,382	1,436	$ 1,366
Other Postretirement Benefits | Fixed Maturity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	711	720
Other Postretirement Benefits | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	300	289
Other Postretirement Benefits | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	205	181
Other Postretirement Benefits | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	69	78
Other Postretirement Benefits | Federal agencies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	34	35
Other Postretirement Benefits | Municipals securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	56	74
Other Postretirement Benefits | Other (1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	47	63
Other Postretirement Benefits | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	237	268
Other Postretirement Benefits | Common stock - domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	126	188
Other Postretirement Benefits | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	111	80
Other Postretirement Benefits | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	432	447
Other Postretirement Benefits | Money market securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	1
Other Postretirement Benefits | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	451	493
Other Postretirement Benefits | Level 1 | Fixed Maturity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	211	211
Other Postretirement Benefits | Level 1 | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18	42
Other Postretirement Benefits | Level 1 | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	193	169
Other Postretirement Benefits | Level 1 | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 1 | Federal agencies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 1 | Municipals securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 1 | Other (1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 1 | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	237	268
Other Postretirement Benefits | Level 1 | Common stock - domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	126	188
Other Postretirement Benefits | Level 1 | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	111	80
Other Postretirement Benefits | Level 1 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 1 | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	14
Other Postretirement Benefits | Level 1 | Money market securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 1 | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	0
Other Postretirement Benefits | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	930	940
Other Postretirement Benefits | Level 2 | Fixed Maturity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	499	506
Other Postretirement Benefits | Level 2 | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	281	244
Other Postretirement Benefits | Level 2 | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12	12
Other Postretirement Benefits | Level 2 | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	69	78
Other Postretirement Benefits | Level 2 | Federal agencies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	34	35
Other Postretirement Benefits | Level 2 | Municipals securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	56	74
Other Postretirement Benefits | Level 2 | Other (1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	47	63
Other Postretirement Benefits | Level 2 | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 2 | Common stock - domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 2 | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 2 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 2 | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	431	433
Other Postretirement Benefits | Level 2 | Money market securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 2 | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	1
Other Postretirement Benefits | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	3
Other Postretirement Benefits | Level 3 | Fixed Maturity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	3
Other Postretirement Benefits | Level 3 | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	3
Other Postretirement Benefits | Level 3 | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 3 | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 3 | Federal agencies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 3 | Municipals securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 3 | Other (1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 3 | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 3 | Common stock - domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 3 | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 3 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 3 | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 3 | Money market securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 3 | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0